Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill	The following table presents a rollforward of goodwill:
Goodwill
Balance as of December 31, 2024	-
Goodwill acquired	952
Balance as of December 31, 2025	952

Schedule of Intangible Assets

Total intangible assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025
	Gross Amount	Accumulated Amortization	Net Balance	Weighted average remaining amortization (years)
Brands	7,281	(3,230)	4,051	4.89
Customer relationships (Note 3(a))	1,376	(200)	1,176	4.25
Distribution agreement (Note 6(b))	1,000	(36)	964	1.93
Total intangible assets	9,657	(3,466)	6,191

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Balance	Weighted average remaining amortization (years)
Brands	7,774	(2,829)	4,945	5.92

Schedule of Estimated Annual Amortization Expense	Estimated annual amortization expense for each of the next five years is as follows:
2026	1,262
2027	1,224
2028	761
2029	714
2030	507